Note 11 - Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Federal	$ 15,096,000	$ 13,580,000	$ 11,383,000
Current State	2,011,000	2,084,000	1,539,000
Current	17,107,000	15,664,000	12,922,000
Deferred Federal	(1,565,000)	(698,000)	(2,503,000)
Deferred State	(486,000)	(234,000)	(801,000)
Deferred income taxes provision	(2,051,000)	(932,000)	(3,304,000)
Total Federal	13,531,000	12,882,000	8,880,000
Total State	1,525,000	1,850,000	738,000
Income Tax Expense (Benefit), Total	15,056,000	14,732,000	9,618,000
Current	17,107,000	15,664,000	12,922,000
Deferred	$ (2,051,000)	$ (932,000)	$ (3,304,000)